Provisions (Details Narrative) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended	7 Months Ended		12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
ProvisionsLineItems [Line Items]
Additional provisions, other provisions	$ 754	$ 1,179
Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Additional provisions, other provisions
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations	2.00%			2.00%
Additional provisions, other provisions	$ 181	$ 595
Bendon Limited [Member]
ProvisionsLineItems [Line Items]
Additional provisions, other provisions			$ 1,006	$ 1,230
Bendon Limited [Member] | Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations			11.40%	11.40%	11.40%	11.40%
Additional provisions, other provisions			$ 508
Bendon Limited [Member] | Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Pre-tax discount rate applied to provisions calculations			2.00%	2.00%	2.00%	4.00%
Additional provisions, other provisions			$ 353	$ 595